Schedule of future payments of financial lease agreements (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments	R$ 14,962,849	R$ 10,708,530
Less total interest	(4,199,865)	(3,124,338)
Present value of minimum lease payments	10,762,984	7,584,192
Less current portion	(2,057,687)	(1,317,008)
Noncurrent portion	8,705,297	6,267,184
Later than one year and not later than two years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments	(0)	2,102,771
Later than two years and not later than three years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments	2,977,345	1,982,685
Later than three years and not later than four years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments	2,370,391	1,642,264
Later than four years and not later than five years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments	1,970,832	1,260,405
Later than five years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments	1,673,635	1,018,896
Later than five years and not later than ten years [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments	1,360,011	823,049
Later Than Five Years And Not Later Than Ten Years Onwards [Member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments	R$ 4,610,635	R$ 1,878,460